SOFTWARE DEVELOPMENT COSTS	12 Months Ended
Dec. 31, 2021
Research and Development [Abstract]
SOFTWARE DEVELOPMENT COSTS

NOTE 6 – SOFTWARE DEVELOPMENT COSTS

In 2018, the Company capitalized $60,000, relating to the development of new software products. These software products were developed by a third party and had passed the preliminary project stage prior to capitalization.

	December 31,	December 31,
	2021	2020
Software development costs	$60,000	$60,000
Less: Accumulated amortization	(60,000)	(60,000)
Software Development Costs, net	$—	$—

Amortization of software development costs in 2021 and 2020 was zero and $20,000, respectively.